Barclays 10D prepared by Black and Callow

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
Distribution Report Pursuant to Section 13 or 15(d) of
the Securities Exchange Act of 1934

For the monthly distribution period from June 1, 2017 to June 30, 2017

Commission File Number of issuing entity:  333-205943
Central Index Key Number of issuing entity: 0001552111

BARCLAYS DRYROCK ISSUANCE TRUST

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-205943-01
Central Index Key Number of depositor: 0001551964

BARCLAYS DRYROCK FUNDING LLC

(Exact name of depositor as specified in its charter)

Commission File Number of sponsor:  333-205943-02
Central Index Key Number of sponsor: 0001551423

BARCLAYS BANK DELAWARE

(Exact name of sponsor as specified in its charter)

Yasser Rezvi, Phone: (212) 526-5847
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

30-6324196
(I.R.S. Employer Identification No.)

c/o Wilmington Trust, National Association	19890
Rodney Square North	(Zip Code)
1100 North Market Street
Wilmington, DE
(Address of principal executive offices of issuing entity)

(302) 651-1000
(Telephone number, including area code)

(Former name, former address, if changed since last report)

Each class of Notes to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No ___

Previously Reported Information

No activity to report for the period June 1, 2017 to June 30, 2017.

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

The information required by Items 1121(a) and 1121(b) of Regulations AB is contained in the distribution reports attached hereto as Exhibit 99.

With respect to the information required by Item 1121(c) of Regulation AB, Barclays Dryrock Funding LLC (CIK # 0001551964) has no repurchase activity to report for the period from June 1, 2017 to June 30, 2017 for the Barclays Dryrock Issuance Trust. Barclays Dryrock Funding LLC’s most recent Form ABS-15G was filed on January 17, 2017.

With respect to the information required by Item 1121(d) and Item 1121(e) of Regulation AB, Barclays Dryrock Funding LLC has no activity to report for the period from June 1, 2017 to June 30, 2017.

PART II – OTHER INFORMATION

ITEM 7 – Change in Sponsor Interest in the Securities

Outstanding Series and Classes of Notes Retained by the Sponsor or an affiliate

#	Series/Class	Issuance Date	Stated Principal Amount	Note Interest Rate	Expected Final Payment Date	Legal Maturity Date
1	Series 2014-3	09/18/14	—	—	—	—
	Class B	—	$164,635,000	0.00%	9/16/19	7/15/22
2	Series 2014-4	11/26/14	—	—	—	—
	Class B	—	$66,456,000	0.00%	11/15/17	9/15/20
3	Series 2014-5	11/26/14	—	—	—	—
	Class B	—	$54,879,000	0.00%	11/15/17	9/15/20
4	Series 2015-1	03/12/15	—	—	—	—
	Class B	—	$109,757,000	0.00%	2/18/20	12/15/22
5	Series 2015-2	06/10/2015	—	—	—	—
	Class B	—	$109,757,000	0.00%	05/15/18	03/15/21
6	Series 2015-3	11/04/2015	—	—	—	—
	Class B		$66,456,000	0.00%	10/16/17	08/17/20
7	Series 2015-4	11/04/2015	—	—	—	—
	Class B		$54,879,000	0.00%	10/15/18	08/16/21
8	Series 2016-1	08/03/2016	—	—	—	—
	Class B		$109,757,000	0.00%	07/15/19	05/16/22
9	Series 2017-1	05/23/2017	—	—	—	—
	Class B		$199,368,000	0.00%	05/15/20	03/15/23

Other than the items in the table set forth above and what is contained in the distribution reports attached hereto as Exhibit 99, with respect to the information required by Item 1124 of Regulation AB, Barclays Dryrock Funding LLC has no activity to report for the period from June 1, 2017 to June 30, 2017. This report does not include any information relating to certain acquisitions or dispositions of securities conducted by the sponsor or its affiliates where there is no investment intent by the sponsor or the affiliate, including (i) acquisitions or dispositions in connection with typical customer-oriented trading activities (e.g. market-making activities and trust, fiduciary or investment advisory services) and (ii) acquisitions or dispositions of unsold allotments by an affiliated broker-dealer.

ITEM 10 – Exhibits

Exhibit 99 Monthly Servicers’ Certificate and Monthly Noteholders’ Statement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated:  July 17, 2017

BARCLAYS DRYROCK FUNDING LLC (Depositor) By: /s/ Yasser Rezvi
Name: Yasser Rezvi Title: Vice President and Treasurer